Stock-based Compensation - Summary of the RSU's (Detail) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options outstanding, Beginning balance	0
Number of Options, Granted	133,384
Number of Options, Exercised	0
Number of Options, Forfeited	0
Number of Options outstanding, Ending balance	133,384
Number of Options, exercisable	616
Weighted-Average Grant Date Fair Value, Beginning balance | $ / shares	$ 0
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 7.89
Weighted-Average Grant Date Fair Value, Exercised	0
Weighted-Average Grant Date Fair Value, Exercised | $ / shares	$ 0
Weighted-Average Grant Date Fair Value, Ending balance | $ / shares	7.89
Weighted-Average Grant Date Fair Value, Exercisable | $ / shares	$ 7.89